Commitments and Contingencies (Details Narrative) (10Q) - Medica S.p.A. [Member] € in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)
Purchase commitment		$ 2,900
EURO Currency [Member]
Purchase commitment | €			€ 2,500
License and Supply Agreement [Member]
Purchase commitment	$ 2,032
License and Supply Agreement [Member] | December 31, 2019 [Member]
Purchase commitment	3,400
License and Supply Agreement [Member] | EURO Currency [Member]
Purchase commitment	1,789		€ 2,500
License and Supply Agreement [Member] | EURO Currency [Member] | December 31, 2019 [Member]
Purchase commitment	$ 3,000